UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Quality Preferred Income Fund 3 (JHP)
October 31, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS — 137.1% (99.3% of Total Investments)
	CONVERTIBLE PREFERRED SECURITIES — 0.0% (0.0% of Total Investments)
	Banks — 0.0%
110	KeyCorp	7.750%		BB+	$ 14,378
	Total Convertible Preferred Securities (cost $10,892)				14,378

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED — 48.2% (34.9% of Total Investments)
	Banks — 10.5%
12,300	AgriBank FCB, (3)	6.875%		BBB+	$ 1,262,288
54,185	Citigroup Capital XIII	7.875%		BBB-	1,442,405
20,000	Citigroup Inc.	7.125%		BB+	541,200
40,553	Citigroup Inc.	6.875%		BB+	1,085,198
35,000	Citigroup Inc.	5.800%		BB+	847,000
19,300	City National Corporation	5.500%		Baa3	434,829
59,100	Countrywide Capital Trust IV	6.750%		Ba1	1,511,778
12,000	FirstMerit Corporation	5.875%		Baa3	287,280
59,300	General Electric Capital Corporation, (4)	4.875%		AA+	1,465,896
29,626	General Electric Capital Corporation	4.875%		AA+	736,206
21,000	General Electric Capital Corporation	4.700%		AA+	502,110
25,000	HSBC Holdings PLC	8.000%		BBB+	670,000
20,000	HSBC USA Inc.	6.500%		BBB+	509,400
97,300	HSBC USA Inc.	4.500%		Baa1	2,442,230
26,500	HSBC USA Inc.	2.858%		BBB+	1,321,290
48,500	JPMorgan Chase & Company	6.700%		BBB-	1,247,905
7,600	Merrill Lynch Capital Trust I	6.450%		Ba1	193,040
3,300	Merrill Lynch Capital Trust II	6.450%		Ba1	83,820
13,420	Merrill Lynch Capital Trust III	7.375%		Ba1	345,833
211,700	PNC Financial Services	6.125%		BBB-	5,766,708
52,500	Royal Bank of Scotland Group PLC	5.750%		B+	1,232,175
	Total Banks				23,928,591
	Capital Markets — 4.7%
35,900	Affiliated Managers Group Inc.	5.250%		BBB	916,168
303,402	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	7,861,146
42,000	Goldman Sachs Group, Inc.	5.500%		BB	1,005,060
9,400	Morgan Stanley Capital Trust VI	6.600%		Ba1	240,264
9,600	State Street Corporation	5.900%		BBB	250,560
22,100	State Street Corporation	5.250%		BBB	539,461
	Total Capital Markets				10,812,659
	Consumer Finance — 0.0%
1,100	Capital One Financial Corporation	6.000%		Ba1	26,554
	Diversified Financial Services — 2.8%
239,500	ING Groep N.V.	7.050%		Ba1	6,100,065
10,000	ING Groep N.V.	6.125%		Ba1	251,100
	Total Diversified Financial Services				6,351,165
	Diversified Telecommunication Services — 2.9%
26,409	Qwest Corporation	7.500%		BBB-	705,120
26,699	Qwest Corporation	7.375%		BBB-	704,320
72,881	Qwest Corporation	7.000%		BBB-	1,869,398
19,554	Qwest Corporation	7.000%		BBB-	503,124
24,600	Qwest Corporation	6.875%		BBB-	629,022
30,900	Qwest Corporation	6.125%		BBB-	727,386
54,100	Verizon Communications Inc.	5.900%		A-	1,401,190
	Total Diversified Telecommunication Services				6,539,560
	Electric Utilities — 2.8%
40,000	Alabama Power Company, (3)	6.450%		A3	1,068,752
4,110	Duke Energy Capital Trust II	5.125%		Baa1	99,750
10,000	Entergy Arkansas Inc.	5.750%		A-	254,400
10,000	Entergy Louisiana LLC	5.250%		A2	250,000
17,600	Entergy Louisiana LLC	4.700%		A2	390,896
27,800	Interstate Power and Light Company	5.100%		BBB	697,780
25,000	NextEra Energy Inc.	5.700%		BBB	629,750
106,671	NextEra Energy Inc.	5.625%		BBB	2,663,575
12,000	NextEra Energy Inc.	5.125%		BBB	272,040
1,227	PPL Capital Funding, Inc.	5.900%		BB+	29,877
	Total Electric Utilities				6,356,820
	Food Products — 0.5%
10,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	1,130,026
	Insurance — 14.1%
319,390	Aegon N.V.	6.375%		Baa1	8,154,027
94,822	Aflac Inc.	5.500%		BBB+	2,351,586
31,300	Allstate Corporation	6.625%		BBB-	824,442
71,000	Allstate Corporation	5.100%		Baa1	1,745,180
43,900	American Financial Group	6.250%		Baa2	1,087,403
36,700	Arch Capital Group Limited	6.750%		BBB	981,358
11,500	Aspen Insurance Holdings Limited	7.250%		BBB-	304,405
51,683	Aspen Insurance Holdings Limited	5.950%		BBB-	1,337,039
47,000	Axis Capital Holdings Limited	6.875%		BBB	1,252,550
100,905	Axis Capital Holdings Limited	5.500%		BBB	2,340,996
90,100	Delphi Financial Group, Inc., (3)	7.376%		BBB-	2,238,426
84,800	Hartford Financial Services Group Inc.	7.875%		BB+	2,567,744
3,845	PartnerRe Limited	7.250%		BBB+	105,276
36,506	PartnerRe Limited	5.875%		BBB+	910,825
5,000	Protective Life Corporation	6.000%		BBB	126,050
63,344	Prudential PLC	6.750%		A-	1,637,442
32,000	Reinsurance Group of America Inc.	6.200%		BBB	893,760
81,739	RenaissanceRe Holdings Limited	5.375%		BBB+	1,879,180
26,026	Torchmark Corporation	5.875%		BBB+	652,732
34,592	W.R. Berkley Corporation	5.625%		BBB-	834,013
	Total Insurance				32,224,434
	Machinery — 0.9%
83,100	Stanley Black and Decker Inc.	5.750%		BBB+	2,099,937
	Media — 0.2%
13,900	Comcast Corporation	5.000%		A-	353,477
	Multi-Utilities — 0.2%
21,400	DTE Energy Company	5.250%		Baa1	523,016
	Real Estate Investment Trust — 6.4%
50,000	DDR Corporation	6.250%		Baa3	1,248,500
6,000	Digital Realty Trust Inc.	7.375%		Baa3	160,260
15	Digital Realty Trust Inc.	6.625%		Baa3	378
11,019	Digital Realty Trust Inc.	5.875%		Baa3	252,335
54,287	Hospitality Properties Trust	7.125%		Baa3	1,431,548
31,800	Kimco Realty Corporation	5.625%		Baa2	758,430
10,000	PS Business Parks, Inc.	6.875%		Baa2	258,000
73,699	PS Business Parks, Inc.	6.000%		Baa2	1,846,160
30,000	Public Storage, Inc.	6.000%		A	756,300
12,000	Public Storage, Inc.	5.750%		A	299,400
99,300	Public Storage, Inc.	5.200%		A3	2,286,879
18,600	Public Storage, Inc.	5.200%		A	427,428
117,100	Realty Income Corporation	6.625%		Baa2	3,158,187
8,422	Ventas Realty LP	5.450%		BBB+	207,434
57,400	Vornado Realty Trust	5.700%		BBB-	1,411,466
	Total Real Estate Investment Trust				14,502,705
	U.S. Agency — 0.9%
20	Farm Credit Bank of Texas, 144A, (3)	6.750%	12/31/49	Baa1	2,130,626
	Wireless Telecommunication Services — 1.3%
70,400	Telephone and Data Systems Inc.	7.000%		Baa3	1,795,200
31,000	Telephone and Data Systems Inc.	6.875%		Baa2	780,890
12,791	United States Cellular Corporation	6.950%		Baa3	327,066
	Total Wireless Telecommunication Services				2,903,156
	Total $25 Par (or similar) Retail Preferred (cost $105,005,641)				109,882,726

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS — 6.6% (4.8% of Total Investments)
	Banks — 2.7%
$ 250	Den Norske Bank	0.500%	2/18/35	Baa3	$ 164,500
250	Den Norske Bank	0.963%	2/24/37	Baa3	166,750
5,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	5,268,000
600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	606,000
6,100	Total Banks				6,205,250
	Capital Markets — 1.9%
1,700	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	1,874,250
910	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,028,300
1,795	State Street Capital Trust IV	1.235%	6/01/77	A3	1,530,237
4,405	Total Capital Markets				4,432,787
	Construction & Engineering — 0.5%
1,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,070,960
	Insurance — 1.2%
700	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	922,268
1,450	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	1,742,065
2,150	Total Insurance				2,664,333
	Oil, Gas & Consumable Fuels — 0.3%
700	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	691,250
14,355	Total Corporate Bonds (cost $13,978,069)				15,064,580

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED — 80.9% (58.6% of Total Investments)
	Banks — 37.2%
2,200	Abbey National Capital Trust I	8.963%	N/A (5)	BBB-	$ 2,818,750
9,400	Bank of America Corporation	8.000%	N/A (5)	BB	10,116,749
5,060	Barclays PLC	7.434%	N/A (5)	BB+	4,842,420
2,800	Barclays PLC	8.250%	N/A (5)	BB+	2,891,000
2,400	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	2,100,000
500	Citigroup Capital III	7.625%	12/01/36	BBB-	622,881
1,000	Citigroup Inc.	5.950%	N/A (5)	BB+	993,750
500	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	516,100
3,000	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	2,625,000
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,011,679
8,485	First Union Capital Trust II, Series A, (6)	7.950%	11/15/29	Baa1	11,279,670
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	487,500
1,600	General Electric Capital Corporation	6.250%	N/A (5)	A+	1,750,064
4,500	General Electric Capital Corporation	7.125%	N/A (5)	A+	5,242,500
2,400	Groupe BCPE	3.300%	N/A (5)	BBB-	2,112,000
1,500	HSBC Bank PLC	0.688%	12/31/49	A3	1,016,250
1,500	HSBC Bank PLC	0.600%	N/A (5)	A3	1,005,000
1,300	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	1,940,250
1,500	HSBC Financial Capital Trust IX	5.911%	11/30/35	Baa2	1,533,750
800	JPMorgan Chase & Company	5.150%	N/A (5)	BBB-	758,000
1,800	JPMorgan Chase Capital XXIII	1.232%	5/15/47	Baa2	1,458,000
1,100	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	1,144,000
600	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba2	646,500
2,500	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (5)	Ba2	2,675,000
1,100	M&T Bank Corporation	6.375%	N/A (5)	Baa2	1,090,719
4,500	M&T Bank Corporation	6.875%	N/A (5)	BBB-	4,579,614
2,700	National Australia Bank	8.000%	N/A (5)	Baa1	2,938,275
2,000	PNC Financial Services Inc.	6.750%	N/A (5)	BBB-	2,183,000
500	Societe Generale, 144A	7.875%	N/A (5)	BB+	500,000
1,200	Societe Generale, 144A	0.981%	N/A (5)	BB+	1,080,000
3,628	Societe Generale, Reg S	8.750%	N/A (5)	BB+	3,718,700
300	Societe Generale, Reg S	7.875%	N/A (5)	BB+	300,000
4,800	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa2	5,364,000
1,500	Wells Fargo & Company	7.980%	N/A (5)	BBB	1,653,281
	Total Banks				84,994,402
	Capital Markets — 4.3%
2,100	Charles Schwab Corporation	7.000%	N/A (5)	BBB	2,447,823
2,200	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	2,338,160
1,700	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	1,814,750
250	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	255,625
800	Macquarie PMI LLC	8.375%	N/A (5)	Ba1	836,000
2,000	Morgan Stanley	5.450%	N/A (5)	BB	2,009,376
	Total Capital Markets				9,701,734
	Diversified Financial Services — 2.7%
2,700	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	Baa2	2,737,255
500	ING US Inc.	5.650%	5/15/53	Ba1	500,000
2,200	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa1	2,871,000
	Total Diversified Financial Services				6,108,255
	Electric Utilities — 1.6%
3,000	Electricite de France, 144A	5.250%	N/A (5)	A3	3,112,500
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	456,750
	Total Electric Utilities				3,569,250
	Industrial Conglomerates — 0.4%
900	General Electric Capital Trust I	6.375%	11/15/67	A+	962,718
	Insurance — 26.9%
400	Ace Capital Trust II	9.700%	4/01/30	A-	588,000
2,400	AG Insurance SA/NV, Reg S	6.750%	N/A (5)	BBB+	2,569,200
800	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	1,054,000
700	Allstate Corporation	5.750%	8/15/53	Baa1	744,625
3,200	American International Group, Inc.	8.175%	5/15/58	BBB	4,344,000
1,200	AXA SA	8.600%	12/15/30	A3	1,615,500
4,300	AXA SA, 144A	6.380%	N/A (5)	Baa1	4,635,959
3,200	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	3,280,000
1,250	Dai-Ichi Mutual Life, 144A	7.250%	N/A (5)	A3	1,462,500
400	Dai-Ichi Mutual Life, 144A	5.100%	N/A (5)	A3	410,400
1,850	Great West Life & Annuity Insurance Capital LP II, 144A, (6)	7.153%	5/16/46	A-	1,914,750
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	936,000
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	4,088,000
5,500	National Financial Services Inc., (6)	6.750%	5/15/37	Baa2	5,720,000
300	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A2	312,750
818	Oil Insurance Limited, 144A	3.220%	N/A (5)	Baa1	757,402
4,100	Prudential Financial Inc.	5.625%	6/15/43	BBB+	4,253,750
1,200	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,272,000
305	Prudential Financial Inc.	8.875%	6/15/38	BBB+	364,856
2,300	Prudential PLC, Reg S	7.750%	N/A (5)	A-	2,451,800
3,800	Prudential PLC, Reg S	6.500%	N/A (5)	A-	3,828,500
5,800	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	6,293,000
4,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	4,210,000
1,000	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	BBB+	1,117,500
900	White Mountains Insurance Group, 144A	7.506%	N/A (5)	BB+	944,974
2,154	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,315,550
	Total Insurance				61,485,016
	Machinery — 0.5%
1,050	Stanley Black & Decker, Inc.	5.750%	12/15/53	BBB+	1,131,375
	Multi-Utilities — 0.6%
500	Dominion Resources Inc.	7.500%	6/30/66	BBB	529,849
900	Dominion Resources Inc.	2.540%	9/30/66	BBB	845,776
	Total Multi-Utilities				1,375,625
	Road & Rail — 1.6%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,556,081
	Specialty Retail — 1.1%
2,200	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	2,310,000
300	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	315,000
	Total Specialty Retail				2,625,000
	Wireless Telecommunication Services — 4.0%
7	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	9,111,300
	Total $1,000 Par (or similar) Institutional Preferred (cost $169,050,663)				184,620,756

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES - 1.4% (1.0% of Total Investments)
134,277	Blackrock Credit Allocation Income Trust IV				$ 1,818,111
75,864	John Hancock Preferred Income Fund III				1,346,586
	Total Investment Companies (cost $4,541,401)				3,164,697
	Total Long-Term Investments (cost $292,586,666)				312,747,137

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 0.9% (0.7% of Total Investments)
$ 2,108	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $2,107,542, collateralized by $2,160,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $2,154,399	0.000%	11/03/14		$ 2,107,542
	Total Short-Term Investments (cost $2,107,542)				2,107,542
	Total Investments (cost $294,694,208) - 138.0%				314,854,679
	Borrowings - (39.0)% (8), (9)				(89,000,000)
	Other Assets Less Liabilities - 1.0% (10)				2,341,011
	Net Assets Applicable to Common Shares - 100%				$ 228,195,690

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
JPMorgan	$25,638,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$173,342
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	319,283
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR-BBA	2.064	Monthly	3/21/11	3/21/16	(354,388)
	$66,001,000							$138,237

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.  The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$14,378	$–	$–	$14,378
$25 Par (or similar) Retail Preferred	102,052,608	7,830,118	–	109,882,726
Corporate Bonds	–	15,064,580	–	15,064,580
$1,000 Par (or similar) Institutional Preferred	–	184,620,756	–	184,620,756
Investment Companies	3,164,697	–	–	3,164,697
Short-Term Investments:
Repurchase Agreements	–	2,107,542	–	2,107,542
Investments in Derivatives:
Interest Rate Swaps*	–	138,237	–	138,237
Total	$105,231,683	$209,761,233	$–	$314,992,916
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $296,360,614.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 23,098,148
Depreciation				(4,604,083)

Net unrealized appreciation (depreciation) of investments				$ 18,494,065

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $15,832,000.

(7)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 28.3%.

(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $185,490,664 have been pledged as collateral for Borrowings.

(10)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

N/A	Not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-BBA	United States Dollar — London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014